SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based compensation expense related to employee stock options:
Share-based compensation expense	$ 670	$ 356	$ 346
Cost of Revenues [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	162	64	64
Research and Development, Net [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	71	23	23
Selling and Marketing [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	183	57	57
General and Administrative [Member]
Share-based compensation expense related to employee stock options:
Share-based compensation expense	$ 254	$ 212	$ 202